Inventories - Summary of Inventories (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventories
Educational content	R$ 24,535	R$ 8,335
Educational content in progress	12,837	6,205
Consumables and supplies	835	286
Inventories held by third parties	1,899	305
Inventories	R$ 40,106	R$ 15,131